SHARE-BASED PAYMENT	12 Months Ended
Jun. 30, 2023
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

19.  SHARE-BASED PAYMENT

2023 Omnibus Equity Incentive Plan

On May 12, 2023, the board of directors of the Company approved the 2023 Omnibus Equity Incentive Plan to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and to promote the success of our business.

Under the Plan, the maximum aggregate number of shares that may be issued pursuant to all awards is 1,700,000 ordinary shares. It amends and restates in entirety (i) the Employee Stock Purchase Plan, (ii) the Equity Compensation Plan, (iii) the Employee Stock Option Plan, and (iv) the Stand Alone Stock Option Grant.

Incentive payments based on options

-	Share option plan for directors and senior management: plan granted up to 1,200,000 underlying ordinary shares. The options have an exercise price of $4.55 and expire on October 31, 2029.
-	Share option plan for junior management: plan granted up to 100,000 underlying ordinary shares to certain key employees. The options have an exercise price of $5.55 and expire on October 23, 2030.

Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.

The fair value of the stock options at the grant date was estimated using the “Black-Scholes” model, considering the terms and conditions under which the options on shares were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

Factor	Directors and Sr. Management		Junior Management
Weighted average fair value of shares	$5.42		$13.98
Exercise price	$4.55		$5.55
Weighted average expected volatility (*)	29.69%		42.18%
Dividend rate	0%		0%
Weighted average risk-free interest rate	1.66%		1.17%
Weighted average expected life	9.89	years	9.22	years
Weighted average fair value of stock options at measurement date	$2.47		$10.10

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

The Group estimates that 100% of the share options will be exercised, taking into account historical patterns of executives maintaining their jobs and the likelihood of option exercise. This estimate is reviewed at the end of each annual or interim period.

2013 Stock Incentive Plan

As part of the merger described in Note 6, we have assumed the outstanding “2013 Stock Incentive Plan” from Pro Farm Group. On the merger date the total equity awards outstanding was converted consistent with the terms of the merger agreement into an aggregate of 1,191,362 option and or restricted stock units which was fully registered with the Securities and Exchange Commission on July 26, 2022. All equity awards retained their original granted terms. The company has not granted any additional awards under this plan during the period.

The total converted options outstanding on the date of the merger was 1,046,776. The estimated fair value of options on the merger date was $0.5 million. The Company’s fair value of the grants was estimated utilizing a Black Scholes option pricing model based on the following range of assumptions which have determined consistent with the Company’s historical methodology for such assumptions:

July 12, 2022
Exercise price	$7.16 - 204.66
Expected life (years)	0.03 - 9.83
Estimated volatility factor	34.9% - 44.4%
Risk-free interest rate	0.0%
Expected dividend yield	—

The following table shows the weighted average amount and exercise price and the movements of the stock options during the years ended June 30, 2023, 2022 and 2021:

	06/30/2023		06/30/2022		06/30/2021
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	options	price	options	price	options	price
At the beginning of the year	1,091,935	$4.63	1,166,667	$4.55	1,200,000	$4.55
Assumed for business combination	136,976	$11.83	—	—	—	—
Granted during the year	—	—	93,600	$5.55	—	—
Exercised during the year	(140,943)	$5.75	(168,332)	$4.55	(33,333)	$4.55
Effective at the end of the year	1,087,968	$3.61	1,091,935	$4.63	1,166,667	$4.55

Exercise price of options effective at the end of the period was calculated using weighted average.

Annual compensation - Bonus

Bonus in Cash is an annual cash incentive awarded up to an amount that is five times the individual’s monthly salary, which can be increased by $30,000 in value if the recipient decides to receive the base bonus in ordinary shares, to each of the executive offices. The bonus will be granted upon the meeting by the Company of certain financial and operational objectives. Each year the Board of Directors defines the objectives upon approval of the annual budget.

Bonus in Kind is an annual in-kind incentive awarded in ordinary shares to certain executive officers, to tie a portion of their compensation to financial and operational objectives. Each year the Board of Directors will define the objectives upon approval of the annual budget.

The number of shares that can be awarded under each bonus will be determined by using a 20-day volume weighted average price (“VWAP”) of the Company’s ordinary shares, starting with the day on which the relevant financial and operational objectives are met by the Company and the bonus is granted.

50% of bonus vests immediately if the financial and operational objectives are achieved as of such date, and the remaining 50% vests in the subsequent 12-months, upon meeting of the financial and operational objectives.

The total charge of share-based incentives plans recognized during the year ended June 30, 2023, 2022 and 2021 was $3.4 million, $0.3 million and $0.7 million, respectively.